Schedule of Outstanding Stock Options (Details) - $ / shares shares in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Employee Stock Option Exercise Price One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted Average Exercise Price	$ 0.25	$ 0.25
Number of Options Outstanding	9,649	9,999
Weighted Average Remaining Contractual Life	3 years 8 months 1 day	4 years 1 month 20 days
Employee Stock Option Exercise Price One [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted Average Exercise Price	$ 0.20	$ 0.20
Employee Stock Option Exercise Price One [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted Average Exercise Price	0.25	0.25
Employee Stock Option Exercise Price Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted Average Exercise Price	$ 0.95	$ 0.94
Number of Options Outstanding	8,359	9,107
Weighted Average Remaining Contractual Life	6 years 11 months 19 days	7 years 5 months 8 days
Employee Stock Option Exercise Price Two [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted Average Exercise Price	$ 0.75	$ 0.75
Employee Stock Option Exercise Price Two [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted Average Exercise Price	1.00	1.00
Employee Stock Option Exercise Price Three [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted Average Exercise Price	$ 1.67	$ 1.67
Number of Options Outstanding	1,322	1,342
Weighted Average Remaining Contractual Life	8 years 3 months	8 years 9 months
Employee Stock Option Exercise Price Three [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted Average Exercise Price	$ 1.01	$ 1.01
Employee Stock Option Exercise Price Three [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted Average Exercise Price	1.67	1.67
Employee Stock Option Exercise Price Four [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted Average Exercise Price	$ 2.96	$ 3.86
Number of Options Outstanding	4,157	3,466
Weighted Average Remaining Contractual Life	9 years 1 month 2 days	9 years 4 months 2 days
Employee Stock Option Exercise Price Five [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted Average Exercise Price	$ 1.06	$ 1.11
Number of Options Outstanding	23,487	23,914
Weighted Average Remaining Contractual Life	7 years 3 months 14 days	7 years 5 months 23 days
Employee Stock Option Exercise Price Five [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted Average Exercise Price	$ 0.20	$ 0.20
Employee Stock Option Exercise Price Five [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted Average Exercise Price	$ 2.96	$ 3.86